INQQ The India Internet & Ecommerce ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK – 99.8%

India – 95.0%

Communication Services – 16.6%
Affle India*	2,870	$38,892
Brightcom Group	41,041	33,938
Info Edge India	1,316	70,590
Nazara Technologies*	861	13,486

		156,906

Consumer Discretionary – 20.5%
FSN E-Commerce Ventures*	2,898	55,789
MakeMyTrip*	3,486	96,423
Zomato*	43,302	41,636

		193,848

Energy – 9.2%
Reliance Industries	2,548	86,403

Financials – 12.6%
Angel One	1,771	33,658
ICICI Securities	4,074	23,457
Motilal Oswal Financial Services	1,813	18,516
PB Fintech*	5,040	43,083

		118,714

Industrials – 15.1%
IndiaMart InterMesh	735	43,118
Indian Railway Catering & Tourism	8,043	71,758
TeamLease Services*	651	27,686

		142,562

Information Technology – 21.0%
Happiest Minds Technologies	3,318	38,682
Intellect Design Arena	3,724	32,282
One 97 Communications*	5,495	46,215
Route Mobile	1,365	24,479
Tanla Platforms	3,332	57,017

		198,675

Total India		897,108

Sweden – 4.8%

Information Technology – 4.8%
Truecaller, Cl B*	8,253	44,792

Total Common Stock (Cost $1,026,901)		941,900

Total Investments in Securities- 99.8% (Cost $1,026,901)		$941,900

Percentages are based on net assets of $943,366.

*	Non-income producing security.

Cl — Class

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

INQ-QH-001-0100

INQQ The India Internet & Ecommerce ETF

Notes to the Financial Statements

May 31, 2022 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value their securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the

INQQ The India Internet & Ecommerce ETF

Notes to the Financial Statements

May 31, 2022 (Unaudited) (Concluded)

SIGNIFICANT ACCOUNTING POLICIES (Concluded)

fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended May 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended May 31, 2022, there have been no significant changes to the Fund’s fair valuation methodologies.

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